Capital and Reserves	6 Months Ended
Jun. 30, 2022
Capital and Reserves [Abstract]
Capital and reserves
4.	Capital and reserves

Share capital

The issued share capital of the Company consisted of:

	Common Shares
	Number
	2022	2021
As of January 1	748,213	570,858
Common shares issued	105,000	111,299
Total, as of June 30	853,213	682,157

As of June 30, 2022, the par value of the 853,213 issued shares amounted to CHF 170,643 with a par value of CHF 0.20 for each common share (as of June 30, 2021, the par value of 682,157 issued shares amounted to CHF 136,431 with a par value of CHF 0.20 for each common share).

Equity Offerings

On June 1, 2021, the company completed the acquisition of Trasir Therapeutics Inc. The upfront acquisition price of USD 2.5 million was paid with 38,218 non-registered common shares at the Reference Price of USD 65.40 to the selling shareholders. In addition, 459 non-registered common shares were issued based on the Reference Price to reimburse USD 30,000 in expenses incurred by certain selling Trasir shareholders.

On March 4, 2021, the remaining convertible loan by FiveT in the amount of CHF 604,545 plus accumulated interests of CHF 40,268 was converted into 25,841 common shares at a conversion price of USD 27.00.

On April 23, 2020, the Company entered into a purchase agreement and a Registration Rights Agreement with Lincoln Park Capital Fund, LLC (the “2020 Commitment Purchase Agreement”). Pursuant to the 2020 Commitment Purchase Agreement, LPC agreed to subscribe for up to USD 10,000,000 of our common shares over the 30-month term of the 2020 Commitment Purchase Agreement. Through June 30, 2022, we issued a total of 165,000 of our common shares to LPC for an aggregate amount of USD 2,806,605 under the 2020 Commitment Purchase Agreement. During the six months ended June 30, 2022, we issued 105,000 of our common shares to LPC for an aggregate amount of USD 1,698,450 under the 2020 Commitment Purchase Agreement, and as of the date of this report, we have issued a total of 325,000 of our common shares to LPC for an aggregate amount of USD 4,003,820 under the 2020 Commitment Purchase Agreement.

The remaining 44,872 warrants of the May 2019 Registered Offering were exercised in March 2021.

On November 30, 2018, as amended on April 5, 2019 the Company entered into a sales agreement, as amended (the “A.G.P. Sales Agreement”) with A.G.P./Alliance Global Partners (“A.G.P.”). Pursuant to the terms of the A.G.P. Sales Agreement, the Company may offer and sell its common shares, from time to time through A.G.P. by any method deemed to be an “at-the-market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act. Pursuant to the A.G.P. Sales Agreement, the Company may sell common shares up to a maximum aggregate offering price of USD 25.0 million. As of June 30, 2022, the Company has sold a total of 147,166 common shares for an aggregate offering price of USD 6.7 million pursuant to the A.G.P. Sales Agreement (June 30, 2021: 87,931 common shares for an aggregate offering price of USD 2.9 million), and as of the date of this report, the Company has sold a total of 228,666 common shares for an aggregate offering price of USD 7.8 million pursuant to the A.G.P. Sales Agreement.

As of June 30, 2022 the fair value of the warrants issued in the January 2018 Registered Offering amounted to zero. Therefore, the fair value decreased by the total amount of CHF 1,233 in the first six months of 2022 (fair value as of December 31, 2021: CHF 1,233).

The warrants issued in the February 2017 public offering expired on February 22, 2022, without any warrants having been exercised.

Issue of common shares upon exercise of options

During the six months ended June 30, 2022, no options were exercised.